BANK AND OTHER BORROWINGS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES

The balance of the loans borrowed under these credit lines as of September 30, 2021 and December 31, 2020 was as follows:

	September 30, 2021	December 31, 2020
Loan from a trust in PRC	$83,100	$114,879
China Construction Bank	141,159	139,387
Total non-current borrowings	$224,259	$254,266

The balance of the loans borrowed under these credit lines as of December 31, 2020 and 2019 were as follows:

	2020	2019
Bank loan from the trust in PRC	$114,879	$-
China Construction Bank	139,387	-
Total non-current borrowings	$254,266	$-